Segment information	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment information
20.	Segment information
We organize our business into two reportable segments: (1) “Air” and (2) “Packages, Hotels and Other Travel Products”.
Our “Air” segment primarily consists of facilitation services for the sale of airline tickets on a stand-alone basis and excludes airline tickets that are packaged with other non-airline
flight products.
Our “Packages, Hotels and Other Travel Products” segment primarily consists of facilitation services for the sale of travel packages (which can include airline tickets and hotel rooms), as well as stand-alone sales of hotel rooms (including vacation rentals), car rentals, bus tickets, cruise tickets, travel insurance and destination services.
Both segments also include sale of advertisements and, to a lesser extent, incentives earned from suppliers and interest revenue.

For the year ended December 31, 2020, we have changed our calculation of Adjusted Segment EBITDA reported to the Chief Operating Decision Maker (“CODM”) to exclude restructuring charges and acquisition costs. We have effected this change retroactively to all years presented. However, we did not have restructuring charges in either the years ended December 31, 2019 or 2018. We did not engage in acquisition activity in the year ended December 31, 2018.
We measure our segment’s performance by our Adjusted Segment EBITDA. We use Adjusted Segment EBITDA for purposes of making decisions about allocating resources to our segments and to internally evaluate their financial performance because we believe Adjusted Segment EBITDA reflects current core operating performance of each segment and provides an indicator of each segment’s ability to generate cash.
Adjusted Segment EBITDA is calculated, with respect to each segment, as net loss adjusted for (1) provision for income taxes; (2) total financial results, net; (3) stock-based compensation expense; (4) acquisition transaction costs; (5) depreciation and amortization; (6) impairment charges; and (7) restructuring charges.
Adjusted Segment EBITDA includes allocations of certain expenses based on transaction volumes and other usage metrics. Our allocation methodology is periodically evaluated and may change.
There are no intersegment revenues in any of the periods presented.
As depreciation and amortization are not included in our segment’s performance measure, we do not report assets by segment as it would not be meaningful. Our CODM does not regularly use this information.
The following tables present our segment information for the years ended December 31, 2020, 2019 and 2018:

	Year ended December 31, 2020
	Air	Packages, Hotels and Other travel products	Unallocated	Total Consolidated
Revenue	$62,713	$68,621	$—	$131,334

Adjusted EBITDA	$(32,890)	$(82,377)	$(6,546)	$(121,813)

Depreciation and amortization	(9,784)	(9,784)	(10,112)	(29,680)
Stock-based compensation expense	—	—	(7,312)	(7,312)
Impairment charges	—	—	(1,917)	(1,917)
Restructuring charges	—	—	(13,360)	(13,360)
Acquisition transaction costs	—	—	(3,135)	(3,135)

Operating loss	$(42,674)	$(92,161)	$(42,382)	$(177,217)
Financial income, net	—	—	—	12,910

Loss before income tax	—	—	—	$(164,307)
Income tax benefit	—	—	—	21,438

Net loss for the year	—	—	—	$(142,869)
Net loss attributable to redeemable non-controlling interest	—	—	—	282

Net loss attributable to Despegar.com, Corp.	—	—	—	$(142,587)

	Year ended December 31, 2019
	Air	Packages, Hotels and other travel products	Unallocated	Total Consolidated
Revenue	$201,638	$323,238	$—	$524,876

Adjusted EBITDA	$3,346	$36,546	$(13,249)	$26,643

Depreciation and amortization	(7,716)	(7,716)	(7,364)	(22,796)
Stock-based compensation expense	—	—	(11,686)	(11,686)
Impairment charges	—	—	—	—
Restructuring charges	—	—	—	—
Acquisition transaction costs	—	—	(1,081)	(1,081)

Operating (loss) / income	$(4,370)	$28,830	$(33,380)	$(8,920)
Financial expense, net	—	—	—	(17,215)

Loss before income tax	—	—	—	$(26,135)
Income tax benefit	—	—	—	5,225

Net loss for the year	—	—	—	$(20,910)

	Year ended December 31, 2018
	Air	Packages, Hotels and other travel products	Unallocated	Total Consolidated
Revenue	$214,804	$315,810	$—	$530,614

Adjusted EBITDA	$27,790	$37,739	$2,115	$67,644

Depreciation and amortization	(4,630)	(4,582)	(5,913)	(15,125)
Stock-based compensation expense	—	—	(6,766)	(6,766)
Impairment charges	—	—	(363)	(363)
Restructuring charges	—	—	—	—
Acquisition transaction costs	—	—	—	—

Operating income / (loss)	$23,160	$33,157	$(10,927)	$45,390
Financial expense, net	—	—	—	(19,167)

Income before income tax	—	—	—	$26,223
Income tax expense	—	—	—	(7,069)

Net income for the year	—	—	—	$19,154

Revenue by Business Model, Type and Country
The following table presents our revenues by business model, revenue type and country for the years ended December 31, 2020, 2019 and 2018:

	Year ended December 31,
	2020	2019	2018
Business Model:
Prepay/Merchant Model	102,591	407,258	415,812
Pay-at-Destination/Agency Model	1,305	13,130	20,143
Others (1)	27,438	104,488	94,659

Total Revenue	$131,334	$524,876	$530,614

Revenue Type:
Commissions and service fees	100,908	426,082	428,722
Incentive fees	17,040	72,912	80,710
Advertising	5,040	15,063	15,170
Others (2)	8,346	10,819	6,012

Total Revenue	$131,334	$524,876	$530,614

Country:
Argentina	16,112	98,946	122,656
Brazil	45,289	159,676	165,688
Uruguay	9,240	131,160	142,902
Mexico	30,801	39,500	38,243
Other countries (3)	29,892	95,594	61,125

Total Revenue	$131,334	$524,876	$530,614

(1)	Others includes incentive fees, advertising, breakage, loyalty and interest revenue.
(2)	Others includes breakage, loyalty, destination services and interest revenue.
(3)	Other countries include Chile, Peru, Colombia, Ecuador and United States.
Assets by Country
The following table presents our main assets by country:

	As of December 31, 2020	As of December 31, 2019
Goodwill:
Argentina	2,455	3,048
Brazil	14,132	10,508
Mexico	81,137	7,543
Uruguay	16,839	16,839
Other countries (1)	8,654	9,018

	$123,217	$46,956

Intangible assets:
Argentina	28,104	28,487
Uruguay	28,500	14,859
Mexico	36,546	—
Other countries (2)	3,345	6,273

	$96,495	$49,619

	As of December 31, 2020	As of December 31, 2019
Property and equipment:
Argentina	9,661	7,067
Brazil	2,056	3,779
Mexico	3,538	—
Uruguay	499	929
United States	3,304	4,357
Other countries (3)	3,404	5,073

	$22,462	$21,205

(1)	Other countries include Chile, Peru and Colombia
(2)	Other countries include Chile, Peru, Colombia, Brazil and United States.
(3)	Other countries include Chile, Peru, Colombia and Ecuador.